SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of contract assets and liabilities

	June 30, 2021	December 31, 2020

Animation contract assets	$694,596	$525,709
Web filtering contract assets	3,388	54,886
Other contract assets	7,337	7,337
Total contract assets	$705,321	$587,932

Animation contract liabilities	$153,662	$410,709
Web filtering contract liabilities	472,016	544,844
Other contract liabilities	11,500	11,500
Total contract liabilities	$637,178	$967,053